Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Plant and Equipment

	Leasehold improvements	Furniture and fittings	Office equipment and software	Equipment-in- progress	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
Cost:
At January 1, 2021	38,713	8,798	38,186	6,112	91,809
Additions	5,574	1,534	5,189	11,026	23,323
Reclassification	7,668	955	7,979	(16,602)	—
Disposals	(1,941)	(650)	(1,589)	(1)	(4,181)
Written off	(1,558)	(564)	(2,833)	—	(4,955)
Currency alignment	(1,563)	(370)	(1,456)	(60)	(3,449)

At December 31, 2021	46,893	9,703	45,476	475	102,547
Additions	8,060	2,649	13,232	1,304	25,245
Acquired on acquisition of a subsidiary	263	165	293	—	721
Reclassification	—	106	82	(188)	—
Disposals	(260)	(22)	(751)	—	(1,033)
Written off	(133)	(2)	(1,271)	—	(1,406)
Currency alignment	(3,393)	(704)	(3,465)	(91)	(7,653)

At December 31, 2022	51,430	11,895	53,596	1,500	118,421

Accumulated depreciation:
At January 1, 2021	23,841	4,005	23,382	—	51,228
Depreciation for the year	10,918	1,858	9,309	—	22,085
Disposals	(1,832)	(602)	(1,468)	—	(3,902)
Written off	(1,424)	(561)	(2,817)	—	(4,802)
Currency alignment	(834)	(162)	(775)	—	(1,771)

At December 31, 2021	30,669	4,538	27,631	—	62,838
Depreciation for the year	8,879	2,115	9,982	—	20,976
Disposals	(225)	(18)	(653)	—	(896)
Written off	(116)	(2)	(1,271)	—	(1,389)
Currency alignment	(2,048)	(336)	(2,016)	—	(4,400)

At December 31, 2022	37,159	6,297	33,673	—	77,129

Carrying amount:
At December 31, 2021	16,224	5,165	17,845	475	39,709

At December 31, 2022	14,271	5,598	19,923	1,500	41,292